Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure
Capital requirements		kr 19,285
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 10,470	10,788
Credit risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	7,008	6,898
Operational risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	239	142
Market risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	1,094	1,573
Other | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	163	170
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 1,966	kr 2,005